Segment Reporting - Schedule of Segment Reporting (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Total revenue	$ 7,149,785	$ 8,577,120	$ 16,396,018	$ 10,781,636
Fragrance Compounds [Member]
Total revenue	2,556,881	3,503,718	6,738,274	3,277,668
Health Supplements Solid Drinks [Member]
Total revenue	1,065,535	3,502,335
Bioactive Food Ingredients [Member]
Total revenue	3,527,369	1,571,067	5,315,254	5,560,246
PRC [Member]
Total revenue	6,362,272	5,241,465	11,192,324	9,274,017
Overseas [Member]
Total revenue	$ 787,513	$ 3,335,655	$ 5,203,694	$ 1,507,619